Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Entity Address, State or Province	MA
Amendment Flag	false
Entity Central Index Key	0001812364
Document Type	8-K
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	RELAY THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39385
Entity Tax Identification Number	47-3923475
Entity Address, Address Line One	399 Binney Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	370-8837
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	RLAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false